Equity accounted investments - Summary (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	R 7,148	R 8,471	R 7,594
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	5,146	6,650	5,413	R 3,929
Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	1,247	1,160	1,086	1,001
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	660	578	649	R 691
Keliber
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	0	0	446
Other equity-accounted investments
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	95	83	R 0
Glint
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	R 92	R 81